Document and Entity Information	May 08, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001625297
Document Type	8-K/A
Document Period End Date	May 08, 2025
Entity Registrant Name	INDIVIOR PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-37835
Entity Tax Identification Number	98-1204773
Entity Address, Address Line One	I 07 IO Midlothian Turnpike
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	804
Local Phone Number	379-1040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.50 nominal value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Indivior PLC (“Indivior” or the “Company”) held its 2025 Annual General Meeting (“2025 AGM”) on May 8, 2025. The results of items presented for voting were set forth in Item 5.07 of the Company’s Current Report on Form 8-K filed May 8, 2025, which is incorporated by reference.